CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Foreign currency translation reserve	Share-based payments reserve	Other reserves	Accumulated loss	Total
Balance at Dec. 31, 2014	$ 2,414	$ 93,336	$ (314)	$ 2,223	$ 8,371	$ (142,823)	$ (36,793)
Comprehensive loss:
Net loss for the year						(22,006)	(22,006)
Other comprehensive loss			2,328				2,328
Total comprehensive loss for the year			2,328			(22,006)	(19,678)
Issuance of ordinary and preferred shares	13	1,437					1,450
Exercise of warrants	10						10
Exercise of stock awards	13	158					171
Stock-based compensation				2,357			2,357
Balance at Dec. 31, 2015	2,450	94,931	2,014	4,580	8,371	(164,829)	(52,483)
Comprehensive loss:
Net loss for the year						(24,243)	(24,243)
Other comprehensive loss			(463)				(463)
Total comprehensive loss for the year			(463)			(24,243)	(24,706)
Issuance of ordinary shares upon initial public offering, net of offering costs and underwriters commissions and discounts	510	90,818					91,328
Exercise of stock awards	20	872					892
Release of other reserves upon the completion of initial public offering		8,371			(8,371)
Stock-based compensation				2,994			2,994
Balance at Dec. 31, 2016	2,980	194,992	1,551	7,574		(189,072)	18,025
Comprehensive loss:
Net loss for the year						(31,208)	(31,208)
Other comprehensive loss			(879)				(879)
Total comprehensive loss for the year			(879)			(31,208)	(32,087)
Restricted stock units reserve		(49)			49
Exercise of stock awards	79	6,593					6,672
Stock-based compensation				6,280			6,280
Balance at Dec. 31, 2017	$ 3,059	$ 201,536	$ 672	$ 13,854	$ 49	$ (220,280)	$ (1,110)